Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Deposits [Abstract]
Certificate of deposit	$ 250,000
Deposit assets	30,100	$ 34,600
Brokered certificates of deposit	$ 29,600	$ 44,000